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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        March 1, 2006

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust VI (the "Trust") (File Nos. 33-34502 and 811-6102) on behalf of MFS(R) Global Equity Fund, MFS(R) Global Total Return Fund and MFS(R) Utilities Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2006.

     Please call the undersigned at (617) 954-5843 or Susan Peabody at (617) 954-6559 with any questions you may have.

                                        Very truly yours,


                                        MEGAN JOHNSON
                                        Megan Johnson
                                        Counsel

MJ/bjn